Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Jacob Funds Inc.
Entity Central Index Key	0001090372
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Internet Fund
Class Name	Investor Class
Trading Symbol	JAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$98	2.35%
[1]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.35%
Net Assets	$ 40,089,306
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 344,364
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$40,089,306
Number of Holdings	36
Net Advisory Fee	$344,364
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Porch Group, Inc.	6.2%
MongoDB, Inc.	5.8%
DraftKings, Inc.	5.3%
Coinbase Global, Inc.	5.2%
OptimizeRx Corp.	4.5%
Braze, Inc.	4.3%
Zillow Group, Inc.	4.3%
Powerfleet, Inc.	4.1%
Block, Inc.	4.0%
Snowflake, Inc.	3.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$108	2.30%
[2]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.30%
Net Assets	$ 8,912,208
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$8,912,208
Number of Holdings	34
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Harrow, Inc.	6.6%
Celcuity, Inc.	6.0%
Porch Group, Inc.	5.7%
Alphatec Holdings, Inc.	5.3%
MongoDB, Inc.	5.2%
Omeros Corp.	5.1%
DraftKings, Inc.	4.9%
OptimizeRx Corp.	4.1%
Heron Therapeutics, Inc.	4.0%
Beam Therapeutics, Inc.	3.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$95	2.03%
[3]
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	2.03%
Net Assets	$ 8,912,208
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$8,912,208
Number of Holdings	34
Net Advisory Fee	$0
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Harrow, Inc.	6.6%
Celcuity, Inc.	6.0%
Porch Group, Inc.	5.7%
Alphatec Holdings, Inc.	5.3%
MongoDB, Inc.	5.2%
Omeros Corp.	5.1%
DraftKings, Inc.	4.9%
OptimizeRx Corp.	4.1%
Heron Therapeutics, Inc.	4.0%
Beam Therapeutics, Inc.	3.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Investor Class
Trading Symbol	JMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$118	2.30%
[4]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.30%
Net Assets	$ 16,366,582
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 44,591
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$16,366,582
Number of Holdings	49
Net Advisory Fee	$44,591
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Celcuity, Inc.	8.3%
First American Government Obligations Fund**	5.7%
Omeros Corp.	4.9%
Cantaloupe, Inc.	4.0%
Western Copper & Gold Corp.	4.0%
Harrow, Inc.	3.7%
Porch Group, Inc.	3.7%
DiaMedica Therapeutics, Inc.	3.4%
Powerfleet, Inc.	3.4%
Usio, Inc.	3.4%
Sector Breakdown (% of net assets)
[5]
Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Institutional Class
Trading Symbol	JMIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$103	2.00%
[6]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Net Assets	$ 16,366,582
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 44,591
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$16,366,582
Number of Holdings	49
Net Advisory Fee	$44,591
Portfolio Turnover	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(%)
Celcuity, Inc.	8.3%
First American Government Obligations Fund**	5.7%
Omeros Corp.	4.9%
Cantaloupe, Inc.	4.0%
Western Copper & Gold Corp.	4.0%
Harrow, Inc.	3.7%
Porch Group, Inc.	3.7%
DiaMedica Therapeutics, Inc.	3.4%
Powerfleet, Inc.	3.4%
Usio, Inc.	3.4%
Sector Breakdown (% of net assets)
[7]
Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
**	The percentage reflected does not include the collateral received for securities on loan.

[6]
*	Annualized

[7]
**	The percentage reflected does not include the collateral received for securities on loan.